JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund
(All Share Classes)
(Each a series of JPMorgan Trust I)

Supplement Dated May 26, 2010
To The Class A Shares, Select Class Shares and Institutional Class Shares
Prospectuses Dated August 18, 2009 and the Class C Shares Prospectus Dated
December 28, 2009, as supplemented

On March 29, 2010, J.P. Morgan Investment Management Inc. (“JPMIM”), with the approval of the JPMorgan Trust I’s Board of Trustees (“Board”), including a majority of the disinterested Trustees, entered into a new subadvisory agreement with TAMRO Capital Partners LLC (a “Subadviser”). On March 31, 2010, JPMIM with the approval of the Board, including a majority of the disinterested Trustees, entered into a new subadvisory agreement with Osterweis Capital Management, LLC (also a “Subadviser”). On May 1, 2010, JPMIM with the approval of the Board, including a majority of the disinterested Trustees, entered into a new subadvisory agreement with Capital Guardian Trust Company (also a “Subadviser”). JPMIM entered into these agreements pursuant to the terms of an exemptive order obtained by JPMIM and J.P. Morgan Fleming Series Trust and their affiliates from the Securities and Exchange Commission (the “Exemptive Order”), by which JPMIM is permitted, subject to supervision and approval by the Board, to enter into and materially amend subadvisory agreements without seeking shareholder approval. An Information Statement describing the new subadvisory agreements between JPMIM and each new Subadviser will be mailed to shareholders of the Fund within 90 days of the effective date of the new subadvisory agreements.

As such the following replaces the table under the section “The Fund’s Management and Administration — The Portfolio Managers” in the Prospectus:

The table below illustrates the individuals who will serve as portfolio managers for a portion of the Fund’s assets:

JPMORGAN ACCESS GROWTH AND JPMORGAN ACCESS BALANCED FUNDS

SUBADVISER AND ADDRESS	YEAR FOUNDED/ ASSETS UNDER MANAGEMENT AS OF DECEMBER 31, 2009	PORTFOLIO MANAGER(S)	EMPLOYMENT EXPERIENCE
Fiduciary Management, Inc. 100 E. Wisconsin Avenue, Suite 2200, Milwaukee, WI 53202	1980/ $7 Billion	Ted D. Kellner Patrick J. English
The investment management team is led by Ted D. Kellner, CFA and Patrick J. English, CFA. Mr. Kellner has been employed by Fiduciary Management, Inc. in various capacities since 1980, currently serving as Chairman of the Board and Chief Executive Officer.

Mr. English has been a portfolio manager since October 1, 1997 and has been employed by Fiduciary Management, Inc. in various capacities since 1986, currently serving as President and Treasurer.

SUP-ACCESS-510

JPMORGAN ACCESS GROWTH AND JPMORGAN ACCESS BALANCED FUNDS

SUBADVISER AND ADDRESS	YEAR FOUNDED/ ASSETS UNDER MANAGEMENT AS OF DECEMBER 31, 2009	PORTFOLIO MANAGER(S)	EMPLOYMENT EXPERIENCE
Manning & Napier Advisors, Inc. 290 Woodcliff Drive, Fairport, NY 14450	1970/ $28 Billion	Jeffrey S. Coons Jeffrey A. Herrmann
The investment management team is led by Jeffrey S. Coons, Ph.D., CFA and Jeffrey A. Herrmann, CFA. Mr. Coons joined Manning & Napier Advisors, Inc. in 1993. He has been a Managing Director and a member of the Senior Research Group since 1993. He was named as a Co-Director of Research in 2002.

Mr. Herrmann joined Manning & Napier Advisors, Inc. in 1986. He has been a Managing Director and a member of the Senior Research Group since 1992. He was named as a Co-Director of Research in 1992.

TimesSquare Capital Management, LLC 1177 Avenue of the Americas, Floor 39, New York, NY 10036.	2000/ $11.8 Billion	Grant R. Babyak Tony Rosenthal
The investment management team is led by Grant R. Babyak and Tony Rosenthal. Mr. Babyak is a Portfolio Manager in TimesSquare’s growth equity group. Prior to joining the firm, Mr. Babyak managed small and mid cap portfolios at Fiduciary Trust Company International since 1996. He previously worked for six years at Avatar Associates as an institutional portfolio manager and for two years at U.S. Trust Company of New York as an analyst covering the consumer and basic industrial sectors. Mr. Babyak received a B.A. in Political Science from Yale University in 1988 and an M.B.A. in Finance from New York University-Stern Graduate School of Business.

Mr. Rosenthal is a Portfolio Manager in TimesSquare’s growth equity group. Before joining the firm, Mr. Rosenthal held a similar position at Fiduciary Trust Company International since 1996. Prior experience includes three years at the Bank of New York as an equity portfolio manager and analyst and time at U.S. Trust Company of New York, where he conducted economic research. Mr. Rosenthal received a B.A. in economics from Wesleyan University and an M.B.A. from Columbia Business School. He is a member of the CFA Institute and the New York Society of Security Analysts.

JPMORGAN ACCESS GROWTH AND JPMORGAN ACCESS BALANCED FUNDS

SUBADVISER AND ADDRESS	YEAR FOUNDED/ ASSETS UNDER MANAGEMENT AS OF DECEMBER 31, 2009	PORTFOLIO MANAGER(S)	EMPLOYMENT EXPERIENCE
Osterweis Capital Management LLC One Maritime Plaza Suite 800 San Francisco, CA 94111	1997/ $2.99 Billion	John S. Osterweis Mattew K. Berler Stephen P. Moore Alexander Kovriga Gregory S. Hermanski
The investment management team is led by John S. Osterweis, Matthew K. Berler, Stephen P. Moore, Alexander Kovriga and Gregory S. Hermanski. Mr. Osterweis has served as President, Chief Investment Officer, and Director of Osterweis Capital Management, Inc. since April 1983 and Manager, President and Chief Investment Officer of Osterweis Capital Management, LLC since March 1997.

Mr. Berler has served as First Executive Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC since 2003.

Mr. Moore has served as Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC since 2003.

Mr. Kovriga has served as Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC since 2002.

Mr. Hermanski has served as Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC since 2002.

TAMRO Capital Partners LLC 1660 Duke Street Suite 200 Alexandria, VA 22314	2000/ $1.25 Billion	Philip D. Tasho, Timothy A. Holland
The investment management team is led by Philip D. Tasho, CFA, who also serves as Chief Executive Officer and Chief Investment Officer. Mr. Tasho is a Principal of TAMRO and co-founded the firm in 2000.

Mr. Holland, CFA, serves as a Co-Portfolio Manager and has been with TAMRO since 2005. Prior to TAMRO, Mr. Holland was an Equity analyst at Manley Asset Management, L.P. from 2000 to 2005.

JPMORGAN ACCESS GROWTH AND JPMORGAN ACCESS BALANCED FUNDS

SUBADVISER AND ADDRESS	YEAR FOUNDED/ ASSETS UNDER MANAGEMENT AS OF DECEMBER 31, 2009	PORTFOLIO MANAGER(S)	EMPLOYMENT EXPERIENCE
Capital Guardian Trust Company — Personal Investment Management Division 333 South Hope Street Los Angeles, CA 90071	1968/ $17.1 Billion	Gerald Du Manoir Willam H. Hurt Todd S. James Shelby Notkin Ted Samuels
The investment management team is led by Gerald Du Manoir, William H. Hurt, Todd S. James, Shelby Notkin and Ted Samuels. Gerald Du Manoir serves as a Senior Vice President and global portfolio manager of Capital Guardian Trust Company. He joined The Capital Group Companies in 1990.

Mr. Hurt serves as a global portfolio manager and Senior Vice President of Capital Guardian Trust Company. He joined The Capital Group Companies in 1972.

Mr. James serves as a Senior Vice President of Capital Guardian Trust Company and manages the global equity portfolios. Mr. James joined The Capital Group Companies in 1985.

Mr. Notkin serves as Chairman of Capital Guardian Trust Company’s Personal Investment Management division and he is also a global portfolio manager. He joined The Capital Group Companies in 1993.

Mr. Samuels serves as a Senior Vice President, portfolio manager and Director of Capital Guardian Trust Company. He joined The Capital Group Companies in 1981.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE